                              Bridgeway Funds, Inc.

                           Aggressive Investors 1 Fund
                           Aggressive Investors 2 Fund
                            Ultra-Small Company Fund
                         Ultra-Small Company Market Fund
                             Micro-Cap Limited Fund
                              Small-Cap Growth Fund
                              Small-Cap Value Fund
                              Large-Cap Growth Fund
                              Large-Cap Value Fund
                             Blue Chip 35 Index Fund
                                  Balanced Fund

                     Supplement Dated August 23, 2006 to the
         Prospectus Dated October 28, 2005 (as amended on May 19, 2006)

The  following  changes are made to the  Prospectus  effective as of the date of this Supplement:

1.   The first paragraph under the heading  "Principal  Investment  Strategy" on page 3 for the  Aggressive  Investors 1 Fund is deleted in its entirety and replaced with the following:

     The Fund invests in a  diversified  portfolio of common stocks of companies of any size that are listed on the New York Stock  Exchange,  the  American
     Stock Exchange and NASDAQ. The Fund selects stocks according to proprietary quantitative  models that span various  investment  styles  including  both
     "growth"  and  "value."  Value  stocks are those the Adviser  believes  are priced cheaply relative to some financial measures of worth.  Growth stocks are those the Adviser  believes have above  average  prospects for economic growth. The Fund seeks to achieve the risk objective by investing in stocks that the Adviser  believes have a lower  probability  of price decline over the long term,  though the stock  price may be more  volatile  in the short term.  The Fund may  engage in active and  frequent  trading,  which  could result in higher  trading  costs,  lower  investment  performance,  and for shareholders  in taxable  accounts,  a higher tax burden than less actively managed funds.  The Fund may invest in stocks for which there is relatively low market  liquidity,  as periodically  determined by the Adviser based on the stock's  trading  volume.  The Fund may also use aggressive  investment techniques such as:

     o    leveraging (borrowing up to 50% of its assets from banks)
     o    purchasing  and selling  futures and options on individual  stocks and stock indexes
     o    entering into short-sale transactions (up to 20% of assets)
     o    investing up to 25% of assets in a single company
     o    investing  up to 10% of assets in foreign  companies  (currently  only those that trade on American exchanges)
     o    short-term  trading (buying and selling the same security in less than a three-month timeframe).

2.   The first paragraph under the heading  "Principal  Investment  Strategy" on page 8 for the  Aggressive  Investors 2 Fund is deleted in its entirety and replaced with the following:

     The Fund invests in a  diversified  portfolio of common stocks of companies of any size that are listed on the New York Stock  Exchange,  the  American
     Stock Exchange and NASDAQ. The Fund selects stocks according to proprietary quantitative  models that span various  investment  styles  including  both
     "growth"  and  "value."  Value  stocks are those the Adviser  believes  are priced cheaply relative to some financial measures of worth.  Growth stocks are those the Adviser  believes have above  average  prospects for economic growth. The Fund seeks to achieve the risk objective by investing in stocks that the Adviser  believes have a lower  probability  of price decline over the long term,  though the stock  price may be more  volatile  in the short term.  The Fund may  engage in active and  frequent  trading,  which  could result in higher  trading costs,  lower  investment  performance,  and, for shareholders  in  taxable  accounts,  a higher  tax  burden.  Although  the
     Aggressive  Investors 2 Fund can invest in stocks of any size,  the Fund is not expected to invest in stocks for which there is  relatively  low market liquidity,  as determined  periodically by the Adviser based on the stock's trading volume. The Fund may also use aggressive investment techniques such as:

     o    leveraging (borrowing up to 50% of its assets from banks)
     o    purchasing  and selling  futures and options on individual  stocks and stock indexes
     o    entering into short-sale transactions (up to 20% of assets)
     o    investing up to 25% of assets in a single company
     o    investing  up to 10% of assets in foreign  companies  (currently  only those that trade on American exchanges)
     o    short-term  trading (buying and selling the same security in less than a three-month timeframe).

3.   The third paragraph under the heading "Principal  Investment  Strategy" for each of the Small Cap Growth,  Small Cap Value,  Large Cap Growth and Large
     Cap Value Funds is deleted in its entirety and replaced with the following:

     Excluding turnover related to tax management, the Fund should normally have lower  turnover  and be more stable in  composition  than some of Bridgeway
     Funds' most actively  managed  equity funds  (Aggressive  Investors 1 Fund,
     Aggressive Investors 2 Fund, Micro-Cap Limited Fund and Ultra-Small Company
     Fund).  The  Fund's  long-term  investment  outlook  and its focus on lower turnover and lower operating and trading  expenses may impact the speed and frequency  in which  investment  ideas are acted upon  compared to the more actively managed Bridgeway Funds.

4.   The second  paragraph  under the heading  "Differences  Between  Aggressive
     Investors 2 Fund and  Aggressive  Investors 1 Fund" on page 9 is deleted in its entirety and replaced with the following:

     The  investment  objective of both Funds is identical,  and the  investment strategies are very similar.  However, the execution of the strategy can be different.  For instance, while each Fund may invest in stocks of any size, the  Aggressive  Investors  2 Fund is not  expected to invest in stocks for which there is relatively low market liquidity,  as determined periodically by the Adviser based on measures of the stock's trading volume.  This could put Aggressive  Investors 2 Fund at a  disadvantage  relative to Aggressive
     Investors 1 Fund over the long-term.  In the long term, the Adviser expects
     Aggressive  Investors  2  Fund  to  have  lower  turnover,  slightly  lower volatility and commensurately  lower average annual return. This could take years to  demonstrate,  or may never  happen.  The reverse also can be true
     (higher  volatility and returns) during the periods of time that net assets are  similar (as  happened in calendar  years 2004 and 2005) and when large companies dominate in performance.  There is no guarantee of favorable,  or even positive returns with either Fund.

5.   The fee table for Ultra-Small  Company Market Fund on page 22 is deleted in its entirety and replaced with the following:

     Ultra-Small Company Market Fund Fee Table(1)

--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment)
  Sales Charge (Load) Imposed on Purchases                         None
  Sales Charge (Load) Imposed on Reinvested Dividends              None
   Redemption Fees(2)                                         0.00% - 2.00%
  Exchange Fees                                                    None

  Annual Operating Expenses (expenses deducted from Fund assets)
  Management Fees                                                  0.50%
  Distribution (12b-1) [and / or service] Fees(3)                  0.00%
  Other Expenses                                                   0.23%
                                                                  -------
     Total Annual Fund Operating Expenses                          0.73%
  Fee Waiver(4)                                                    0.00%
                                                                  -------
     Net Expenses                                                  0.73%
--------------------------------------------------------------------------------

(1)  All figures in this table are expressed as a percentage  of average  annual net assets.

(2)  A 2% redemption fee may be charged for  redemptions in a down market or for shares held less than six months,  subject to a maximum combined redemption fee of 2%. Such  redemption  fees will not be charged to investors  holding shares in certain omnibus or other institutional  accounts or savings plans or on transactions redeemed in kind. See page 24 for details.

(3)  The Adviser pays all distribution (12b-1) fees.

(4)  The Adviser is contractually obligated by the Management Agreement to waive fees and/or pay Fund expenses, if necessary,  to ensure net expenses do not exceed 0.75%.  Any material change to this Fund policy would require a vote by shareholders.

6.   The disclosure under the sub-section  entitled  "Ultra-Small Company Market
     Fund  Redemption  Fee" on page 24 is deleted in its  entirety  and replaced with the following:

     Ultra-Small  Company Market Fund  Redemption  Fee: This Fund is best suited for investors  who intend to be long-term  shareholders.  Shareholders  who redeem  frequently or in the height of a market downturn increase costs for the  remaining  shareholders.  A  2%  redemption  fee  may  be  charged  to shareholders who redeem within six months of a purchase or in a down market
     (as described below), subject to a maximum combined redemption fee of 2%.

     The Bridgeway  Funds' Board of Directors  reserves the right to impose a 2%
     redemption  fee any time the S&P 500 Index (without  dividends  reinvested)
     has declined more than 5% cumulatively over the previous five trading days.
     For example, if the S&P 500 Index, a broad-based,  unmanaged measurement of changes  in stock  market  conditions  based on the  average  of 500 common stocks  with  dividends  reinvested,  was down more than 5% from the market close Tuesday through the market close on the following  Monday,  the Board may impose the  redemption fee for  shareholders  who receive the following
     Tuesday's net asset value.

     Redemption fees accrue to the Fund itself,  not to the Adviser.  Redemption fees will not be charged to investors  holding shares in certain omnibus or other institutional  accounts or savings plans or on transactions  redeemed in kind.

     Implementation  of the potential fee will be  communicated  to shareholders both on  Bridgeway  Funds'  website,  www.bridgeway.com,  and the  outgoing message of its phone system (800-661-3550). The Adviser will typically make at least one attempt to contact  shareholders who send their redemptions in writing to inform them of the fee and to give them the option of rescinding the redemption.

7.   The last sentence under the  sub-section  entitled "Blue Chip 35 Index Fund
     Redemption Fee" on page 55 is deleted in its entirety and replaced with the following:

     Redemption fees accrue to the Fund itself,  not to the Adviser.  Redemption fees will not be charged to investors  holding shares in certain omnibus or other institutional  accounts or savings plans or on transactions  redeemed in kind.

      This information supplements the Prospectus of Bridgeway Funds, Inc.
    dated October 28, 2005 (as amended on May 19, 2006). Please retain this supplement for future reference.